Rights of use of assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rights of use of assets
Beginning of the year	$ 2,678	$ 2,868
Additions (i)	451	0
Depreciation charges	(194)	(190)
Total Right-of-use assets	$ 2,935	$ 2,678